Annual Fund Operating Expenses	Oct. 10, 2025
Aptus January Buffer ETF | Aptus January Buffer ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.25%
Aptus April Buffer ETF | Aptus April Buffer ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.25%
Aptus July Buffer ETF | Aptus July Buffer ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.25%
Aptus October Buffer ETF | Aptus October Buffer ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.25%

[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year.
[3]	Estimated for the current fiscal year.
[4]	Estimated for the current fiscal year.